Document and Entity Information	Jan. 25, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001846804
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	Big Sky Growth Partners, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40313
Entity Tax Identification Number	86-2084915
Entity Address, Address Line One	1201 Western Avenue
Entity Address, Address Line Two	Suite 406
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(406)
Local Phone Number	351-0820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant To Acquire One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, and one- fourth of one redeemable Warrant to acquire one share of Class A common stock
Trading Symbol	BSKYU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BSKY
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BSKYW
Security Exchange Name	NASDAQ